SP 500 Pure Value Fund Expense Example - Class H [Member] - SP 500 Pure Value Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 158
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	$ 1,896